Statements of Changes In Shareholders' Deficit - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Jul. 06, 2022
Beginning balance, shares at Jul. 06, 2022
Net loss for the period				(57,522)	(57,522)
Issuance of ordinary shares to founders	[1]	$ 173	24,827		25,000
Issuance of ordinary shares to founders, shares	[1]	1,725,000
Ending balance at Sep. 30, 2022		$ 173	24,827	(57,522)	(32,522)
Ending balance, shares at Sep. 30, 2022		1,725,000
Beginning balance at Jul. 06, 2022
Beginning balance, shares at Jul. 06, 2022
Net loss for the period				(81,326)	(81,326)
Issuance of ordinary shares to founders	[1]	$ 173	24,827		25,000
Issuance of ordinary shares to founders, shares	[1]	1,725,000
Ending balance at Dec. 31, 2022		$ 173	24,827	(81,326)	(56,326)
Ending balance, shares at Dec. 31, 2022		1,725,000
Net loss for the period				(5,257)	(5,257)
Ending balance at Sep. 30, 2023		$ 173	$ 24,827	$ (86,583)	$ (61,583)
Ending balance, shares at Sep. 30, 2023		1,725,000

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.